Property, Plant and Equipment, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net
Property, plant and equipment	$ 85,719,810	$ 86,783,572	$ 76,089,277
Cost
Property, Plant and Equipment, Net
Property, plant and equipment	170,050,929	158,590,577	143,996,639
Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	(84,331,119)	(71,807,005)	(67,907,362)
Satellite Transponders
Property, Plant and Equipment, Net
Property, plant and equipment	5,681,419	6,248,873	6,816,328
Satellite Transponders | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	2,779,153	3,064,194
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	10,301,713	10,301,713	10,301,713
Satellite Transponders | Cost | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	6,065,509	6,065,509
Satellite Transponders | Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	(4,620,294)	(4,052,840)	(3,485,385)
Satellite Transponders | Accumulated amortisation and impairment | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	(3,286,356)	(3,001,315)
Technical Equipment
Property, Plant and Equipment, Net
Property, plant and equipment	51,431,033	50,329,375	44,982,873
Technical Equipment | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	990,705	1,059,136
Technical Equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	117,466,054	105,720,368	97,721,490
Technical Equipment | Cost | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	1,677,260	1,781,812
Technical Equipment | Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	(66,035,021)	(55,390,993)	$ (52,738,617)
Technical Equipment | Accumulated amortisation and impairment | Finance leases
Property, Plant and Equipment, Net
Property, plant and equipment	(686,555)	(722,676)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment	10,717,276	10,876,314
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	27,804,259	24,328,849
Subscriber leased set-top equipment | Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Property, plant and equipment	$ (17,086,983)	$ (13,452,535)